Consolidated Entity Disclosure Statement (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Consolidated Entity Disclosure Statement

Entity name	Entity type	Place formed / Country of incorporation	Ownership interest %	Tax residency

Nova Minerals Limited	Body corporate	Australia	-	Australia
AKCM (Aust) Pty Ltd *	Body corporate	Australia	85.00%	Australia
AK Operations LLC	Body corporate	USA	100.00%	USA
AK Custom Mining LLC	Body corporate	USA	100.00%	USA
Alaska Range Resources LLC	Body corporate	USA	100.00%	USA

*	ACKM (AUS) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.